Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of key assumptions used to determine fair value of options
Year ended December 31,
	2020	2021	2022
Expected volatility	48.0%-48.2%	45.9%-52.7%	N/A
Risk-free interest rate	0.7%-0.9%	1.5%-1.7%	N/A
Exercise multiples	2.2-2.8	2.2-3.0	N/A
Expected dividend yield	0.0%	0.0%	N/A
Life of options	10 years	10 years	N/A
Fair value of underlying ordinary shares (RMB)	2.7 -3.7	1.9 - 12.1	N/A

Schedule of group’s activities of restricted shares held by the shareholding platforms
	Number of Options (in 000s)	Weighted Average Grant date Fair value
		RMB
Unvested restricted shares on December 31, 2021	22,774	4.57
Granted	-	-
Vested	(4,170)	3.61
Forfeited	(8,044)	4.50
Decrease of restricted shares held by employees of discontinued operations(1)	(10,346)	5.00
Unvested restricted shares on December 31, 2022	214	5.19
Restricted shares expected to vest on December 31, 2022	214	5.19
Restricted shares held by employees of discontinued operations which are expected to vest on December 31, 2022	9,966	5.08

(1)	On September 16, 2022, the Company disposed of its K-12 Business. However, the restricted shares held by employees of the K-12 Business were not subject to any modifications or cancellations as a result of the disposal. These restricted shares will not be vested until the employees fulfill the service conditions as agreed in the restricted share agreements with the employees of discontinued operations. Once the restricted shares become vest, the Company will transfer the restricted shares from the Shareholding Platform to these employees. The Company referred to share-option accounting in the event of spin-off by analogy and did not recognize any share-based compensation expenses related to the employees of the K-12 Business which occurred after September 16, 2022 on its consolidated financial statements.